As filed with the Securities and Exchange Commission on April 18, 2003

Registration No. 333-62446

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

SEC File No. 811-09389

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on May 1, 2003 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be April 28, 2003.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Preserver-NY Flexible Premium Variable Life Insurance Policies.

Filing fee:  None

This Post-Effective Amendment is being filed pursuant to Rule 485 (b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 3 to Registration Statement No. 333-62446 filed pursuant to Rule 485 (a) under the Securities Act of 1933 on February 21, 2003. The contents of Post-Effective Amendment No. 3 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	Thoms C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2003

	Glen S. Schafer*	Director and President	, 2003

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2003

	David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2003

	Audrey L. Milfs*	Director, Vice President and Secretary	, 2003

	James T. Morris*	Executive Vice President	, 2003

	Brian D. Klemens*	Vice President and Treasurer	, 2003

*By:	/s/ DAVID R. CARMICHAEL		April 18, 2003
David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-62446, Accession No. 0001017062-02-000855, and incorporated by reference herein.)